SEGMENT RESULTS (Details) - USD ($)	3 Months Ended												12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Total revenues	$ 5,195,000	$ 2,194,000	$ 2,947,000	$ 2,163,000	$ 1,234,000	$ 1,363,000	$ 1,256,000	$ 1,162,000	$ 1,028,000	$ 1,693,000	$ 1,159,000	$ 722,000	$ 12,498,332	$ 5,015,246	$ 4,601,376
Adjusted income from continuing operations before income tax													(1,203,464)	5,217,356	(41,553,508)
Generic products ANDA [Member]
Total revenues													9,164,999	5,015,246	4,601,376
Adjusted income from continuing operations before income tax													4,940,515	1,650,128	1,272,172
Branded products NDA [Member]
Total revenues													3,333,333	0	0
Adjusted income from continuing operations before income tax													$ (9,305,998)	$ (14,939,115)	$ (3,933,203)